Schedule II — Condensed Financial Information of Registrant - Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2024	May 09, 2024	May 08, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Investments	$ 718,911			$ 563,448		$ 282,923
Cash and cash equivalents	180,324			118,070	$ 72,623	64,659
Total assets	1,395,173			1,027,859		565,207
Commitments and contingencies (Note 13)
Stockholders' equity
Common stock	327			240		240
Additional paid-in capital	314,636			178,543		100,204
Accumulated other comprehensive loss	(12,309)			(11,372)		(16,689)
Retained earnings	37,211			24,666		(381)
Total stockholders' equity	339,865			192,077		83,374	$ 88,725
Total liabilities, mezzanine equity and stockholders' equity	$ 1,395,173			$ 1,027,859		$ 565,207
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock, authorized shares (in shares)	400,000,000			24,000,000		24,000,000
Common stock, shares issued (in shares)	32,658,823	24,000,000	100	24,000,000		24,000,000
Common stock, shares outstanding (in shares)	32,658,823	24,000,000	100	24,000,000		24,000,000
Parent Company
Assets
Investments				$ 192,075		$ 83,373
Cash and cash equivalents				1		1
Total assets				192,076		83,374
Commitments and contingencies (Note 13)
Stockholders' equity
Common stock	$ 240			240
Additional paid-in capital				178,542		100,204
Accumulated other comprehensive loss				(11,372)		(16,689)
Retained earnings				24,666		(381)
Total stockholders' equity				192,076		83,374
Total liabilities, mezzanine equity and stockholders' equity				$ 192,076		$ 83,374
Common stock, par value (in dollars per share)				$ 0.01		$ 0.01
Common stock, authorized shares (in shares)				24,000,000		24,000,000
Common stock, shares issued (in shares)				24,000,000		24,000,000
Common stock, shares outstanding (in shares)				24,000,000		24,000,000